CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares	Mar. 31, 2014 CNY (¥) ¥ / shares shares	Mar. 31, 2013 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue	$ 12,293	¥ 76,204	¥ 52,504	¥ 34,517
Cost of revenue	(3,845)	(23,834)	(13,369)	(9,719)
Product development expenses	(1,720)	(10,658)	(5,093)	(3,753)
Sales and marketing expenses	(1,373)	(8,513)	(4,545)	(3,613)
General and administrative expenses	(1,258)	(7,800)	(4,218)	(2,889)
Amortization of intangible assets	(337)	(2,089)	(315)	(130)
Impairment of goodwill and intangible assets	(28)	(175)	(44)	(175)
Yahoo TIPLA amendment payment | ¥				(3,487)
Income from operations	3,732	23,135	24,920	10,751
Interest and investment income, net	1,525	9,455	1,648	39
Interest expense	(443)	(2,750)	(2,195)	(1,572)
Other income, net	401	2,486	2,429	894
Income before income tax and share of results of equity investees	5,215	32,326	26,802	10,112
Income tax expenses	(1,035)	(6,416)	(3,196)	(1,457)
Share of results of equity investees	(257)	(1,590)	(203)	(6)
Net income	3,923	24,320	23,403	8,649
Net income attributable to noncontrolling interests	(9)	(59)	(88)	(117)
Net income attributable to Alibaba Group Holding Limited	3,914	24,261	23,315	8,532
Accretion of Convertible Preference Shares	(2)	(15)	(31)	(17)
Dividends accrued on Convertible Preference Shares	(16)	(97)	(208)	(111)
Net income attributable to ordinary shareholders	$ 3,896	¥ 24,149	¥ 23,076	¥ 8,404
Earnings per share/ADS attributable to ordinary shareholders
Basic | (per share)	$ 1.67	¥ 10.33	¥ 10.61	¥ 3.66
Diluted | (per share)	$ 1.56	¥ 9.70	¥ 10.00	¥ 3.57
Weighted average number of share/ADS used in computing earnings per share/ADS (million share)
Basic	2,337	2,337	2,175	2,294
Diluted	2,500	2,500	2,332	2,389